EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 908.2	$ 838.4
Share-based payments, net of equity swap	46.9	40.4
Post-employment benefits – defined benefit plans	31.1	30.8
Post-employment benefits – defined contribution plans	12.8	12.4
Termination benefits	5.6	11.2
Total employee compensation expense	$ 1,004.6	$ 933.2